Expense Example, No Redemption {- Franklin International Small Cap Fund} - Franklin Global Trust 3 - FGT3-25 - Franklin International Small Cap Fund - Class C	May 03, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 208
3 Years	656
5 Years	1,131
10 Years	$ 2,444